Other Disclosure - Assets acquired and liabilities assumed at the Acquisition Date (Details) - May 21, 2024 - ProfoundBio kr in Millions, $ in Millions	USD ($)	DKK (kr)
Purchase price allocation
Cash and cash equivalents	$ 122	kr 841
Other current assets	4	29
Property and equipment	6	41
Other non-current assets	(3)	(21)
Deferred tax liability	(292)	(2,010)
Other current liabilities	(13)	(91)
Total identifiable net assets	1,551	10,651
Goodwill	354	2,436
Total consideration	1,905	13,087
IPR&D
Purchase price allocation
Intangible asset	1,540	10,577
Technology platform intangible asset
Purchase price allocation
Intangible asset	$ 181	kr 1,243